Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Borrowing costs capitalised	$ 7,820,010	$ 8,307,692
Finance charge	20,915,219	$ 25,417,989
Depreciation charge on right-of-use asset capitalised	$ 910,644
Rate of borrowing costs eligible for capitalisation	13.00%
Lease liabilities [member]
Property, Plant and Equipment [Line Items]
Finance charge	$ 6,909,366